American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
October 31, 2024

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 56.6%
Focused Dynamic Growth Fund Investor Class(2)	719,487	44,831,264
Focused Large Cap Value Fund Investor Class	9,681,010	107,652,835
Growth Fund Investor Class	1,132,218	65,295,036
Heritage Fund Investor Class	2,512,839	64,605,082
Mid Cap Value Fund Investor Class	3,738,323	62,841,212
Small Cap Growth Fund Investor Class(2)	950,678	19,888,183
Small Cap Value Fund Investor Class	1,763,735	19,207,079
Sustainable Equity Fund Investor Class	2,216,540	121,577,204
		505,897,895
International Equity Funds — 22.5%
Emerging Markets Fund Investor Class	3,514,247	39,886,702
Global Real Estate Fund Investor Class	1,189,166	16,374,809
International Growth Fund Investor Class	4,672,913	59,112,346
International Small-Mid Cap Fund Investor Class	2,448,494	24,240,091
International Value Fund Investor Class	3,455,188	30,854,826
Non-U.S. Intrinsic Value Fund Investor Class	3,189,866	30,782,207
		201,250,981
Domestic Fixed Income Funds — 16.3%
Core Plus Fund Investor Class	7,095,043	65,203,448
High Income Fund Investor Class	3,204,932	27,818,805
Inflation-Adjusted Bond Fund Investor Class	2,542,866	27,081,518
Short Duration Fund Investor Class	1,686,539	16,528,080
Short Duration Inflation Protection Bond Fund Investor Class	868,794	9,035,454
		145,667,305
International Fixed Income Funds — 4.6%
Emerging Markets Debt Fund Investor Class	1,546,192	13,792,034
Global Bond Fund Investor Class	3,074,803	26,935,277
		40,727,311
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $645,544,315)		893,543,492
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$893,543,492

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$42,687	—	—	$2,144	$44,831	719	—	—
Focused Large Cap Value Fund	104,080	$491	—	3,082	107,653	9,681	—	$491
Growth Fund	63,483	—	—	1,812	65,295	1,132	—	—
Heritage Fund	61,895	—	$1,020	3,730	64,605	2,513	$361	—
Mid Cap Value Fund	62,133	235	42	515	62,841	3,738	2	235
Small Cap Growth Fund(3)	19,879	—	—	9	19,888	951	—	—
Small Cap Value Fund	19,980	43	6	(810)	19,207	1,764	—	43
Sustainable Equity Fund	119,474	—	69	2,172	121,577	2,217	27	—
Emerging Markets Fund	52,696	—	13,780	971	39,887	3,514	223	—
Global Real Estate Fund	13,888	1,744	—	743	16,375	1,189	—	—
International Growth Fund	60,536	—	240	(1,184)	59,112	4,673	9	—
International Small-Mid Cap Fund	25,097	—	—	(857)	24,240	2,448	—	—
International Value Fund	31,290	—	54	(381)	30,855	3,455	(1)	—
Non-U.S. Intrinsic Value Fund	31,580	—	—	(798)	30,782	3,190	—	—
Core Plus Fund	66,809	1,402	2,935	(73)	65,203	7,095	(494)	791
High Income Fund	27,040	592	—	187	27,819	3,205	—	440
Inflation-Adjusted Bond Fund	26,980	—	—	102	27,082	2,543	—	—
Short Duration Fund	22,318	250	6,432	392	16,528	1,687	(353)	250
Short Duration Inflation Protection Bond Fund	8,948	—	—	88	9,036	869	—	—
Emerging Markets Debt Fund	13,551	153	—	88	13,792	1,546	—	153
Global Bond Fund	26,751	—	—	184	26,935	3,075	—	—
	$901,095	$4,910	$24,578	$12,116	$893,543	61,204	$(226)	$2,403
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.